Share-based payments, Share Based Compensation Expense (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense from Share-based Payment Transactions [Abstract]
Options issued under EIP	$ 19,660	$ 8,786	$ 8,114
Total	$ 19,660	$ 8,786	$ 8,114